Property, Plant and Equipment (Details) - USD ($) $ in Millions	Sep. 25, 2015	Sep. 26, 2014
Property, Plant and Equipment:
Accumulated depreciation	$ (2,553)	$ (2,750)
Property, plant and equipment, net	1,189	1,262
Land
Property, Plant and Equipment:
Property, plant and equipment	33	36
Buildings
Property, Plant and Equipment:
Property, plant and equipment	411	411
Subscriber systems
Property, Plant and Equipment:
Property, plant and equipment	1,933	2,210
Machinery and equipment
Property, Plant and Equipment:
Property, plant and equipment	1,281	1,265
Construction in progress
Property, Plant and Equipment:
Property, plant and equipment	$ 84	$ 90